PRODUCT WARRANTIES (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees [Abstract]
Schedule of Product Warranty Liability
The changes in the carrying amount of warranty related provisions are as follows:

(In millions)	2024	2023
Balance as of January 1,	$568	$544
Warranties, performance guarantees issued and changes in estimated liability	327	239
Settlements made	(346)	(194)
Other	5	(11)
Acquisitions (1)	232	—
Reclassified to held for sale (2)	—	(10)
Balance as of December 31,	$786	$568
(1) See Note 19 - Acquisitions for additional information.
(2) See Note 20 - Divestitures for additional information.